SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

The Company has evaluated subsequent events in accordance with Accounting Standards Codification (ASC) 855, Subsequent Events, from the balance sheet date of December 31, 2025 through April 29, 2026, the date the consolidated financial statements were available to be issued. The Company is a foreign private issuer (FPI) as defined by the rules of the U.S. Securities and Exchange Commission (SEC), and the following disclosures reflect all material subsequent events occurring during this period, classified in strict compliance with U.S. generally accepted accounting principles (US GAAP).

(a)	Adjusting Subsequent Events

There were no material adjusting subsequent events that required revisions to the carrying amounts of assets, liabilities, equity, or results of operations recognized in the consolidated financial statements as of and for the year ended December 31, 2025, other than the retrospective presentation adjustments related to the reverse stock split described below.

On January 22, 2026, the Company approved a 1-for-30 reverse stock split (the “Share Combination”) of its ordinary shares and Class A Preferred Shares. The Share Combination became effective at 9:00 a.m. Eastern Time on January 26, 2026. This capital restructuring transaction has no impact on the Company’s total assets, liabilities or total shareholders’ equity, as it only reduces the number of issued and outstanding shares to 1/30 of the pre-split amount (no par value for new shares) without changing the underlying shareholders’ economic interests or remeasuring equity components. Pursuant to ASC 260, all per-share financial data (including earnings per share, book value per share) for all prior periods presented is retrospectively restated to ensure comparability.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

22. SUBSEQUENT EVENTS-continued

(b)	Non-Adjusting Subsequent Events

The following material events occurred after December 31, 2025 do not affect the carrying amounts of assets and liabilities in the consolidated financial statements as of December 31, 2025.

Release of Pledged Time Deposits Upon Maturity

In February 2026, the Company’s time deposits subject to original pledge restrictions, which were classified as Restricted Time Deposit, Net on the Company’s balance sheet as of December 31, 2025, fully matured. The pledge was fully released upon maturity in accordance with the underlying agreement.

Loan Extension to Unaffiliated Third Party

On February 25, 2026, the Company extended a loan in the principal amount of USD 3,000,000 to Suzhou Chaoyuhua Precision Technology Co., Ltd. The borrower is an unaffiliated third party with no direct or indirect related party relationship with the Company, any of its subsidiaries, directors, executive officers, or principal beneficial owners. The loan bears a fixed annual interest rate of 2.0%, with a maturity date of July 31, 2026. All outstanding principal, together with all accrued and unpaid interest thereon, is repayable in a single lump-sum payment by the borrower on the maturity date.

Common Stock Repurchase Agreement

On December 21, 2025, the Company entered into a review agreement with certain existing shareholders in relation to the proposed share repurchase transaction to repurchase 34.58 million shares of the Company’s common stock (before the Share Combination) at a price of $0.203 per share, for an aggregate purchase price of approximately $7.0 million. The transaction closed on January 3, 2026.

The per-share purchase price was determined based on the average closing price of the Company’s common stock for the 12 consecutive trading days ended December 16, 2025, excluding the highest and lowest trading days. Full payment of the aggregate purchase price was made using the Company’s cash and cash equivalents on the closing date.

This transaction will reduce the Company’s cash and cash equivalents, decrease the number of outstanding public float shares of the Company’s common stock.

Full Repayment of Convertible Promissory Notes

On March 27, 2026, the Company completed the full repayment of all outstanding principal, accrued and unpaid interest, and all other contractual obligations related the Convertible Note. This full repayment eliminates all future debt service obligations, potential equity dilution risk, and related interest expense associated with this Convertible Note, and improves the Company’s long-term leverage profile and liquidity position.

2026 Equity Incentive Plan

On April 22, 2026, subsequent to the balance sheet date, the Company announced the issuance of an aggregate of 709,740 new ordinary shares to four individuals pursuant to the MKDWELL Tech Inc. 2026 Equity Incentive Plan. The aforementioned shares and the underlying plan were registered under the Company’s Registration Statement on Form S-8 (File No. 333-294774), filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 31, 2026. No awards were previously granted as of December 31, 2025. This is a non-recognized subsequent event, with no impact on the Company’s 2025 year-end consolidated financial statements, and future awards will be accounted for under ASC 718.

Except for the matters disclosed above, there were no other material subsequent events occurring between December 31, 2025 and April 29, 2026 that require recognition or disclosure in the consolidated financial statements as of and for the year ended December 31, 2025.